CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income/(loss)	₽ (14,653)	$ (197.2)	₽ 23,350	₽ 11,065
Foreign currency translation adjustment:
Foreign currency translation adjustment, net of tax of nil	(1,672)	(22.5)	13,616	(4,267)
Reclassification adjustment, net of tax of nil			893
Total other comprehensive income/(loss)	(1,672)	(22.5)	14,509	(4,267)
Total comprehensive income/(loss)	(16,325)	(219.7)	37,859	6,798
Total comprehensive (income)/loss attributable to noncontrolling interests	(74)	(1.0)	(71)	2,592
Comprehensive income/(loss) attributable to Yandex N.V.	₽ (16,399)	$ (220.7)	₽ 37,788	₽ 9,390